Provisions - Schedule of Provisions and Liabilities (Details) £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 2,313
Exchange and other adjustments	1
Provisions applied	(460)
(Credit) charge for the period	322
Provisions at end of the period	2,176
Provisions for financial commitments and guarantees
Disclosure of other provisions [line items]
Provisions at beginning of the period	270
Exchange and other adjustments	1
Provisions applied	0
(Credit) charge for the period	(49)
Provisions at end of the period	222
Regulatory and legal provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,600
Exchange and other adjustments	2
Provisions applied	(182)
(Credit) charge for the period	37
Provisions at end of the period	1,457
Other
Disclosure of other provisions [line items]
Provisions at beginning of the period	443
Exchange and other adjustments	(2)
Provisions applied	(278)
(Credit) charge for the period	334
Provisions at end of the period	£ 497